Condensed Consolidated Statements of Cash Flows - additional details - Depreciation, amortization, impairments and fair value adjustments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 1,125	$ 529
Property, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Total	219	201
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	49	43
Intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	847	428
Other non-current assets
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 10	$ (143)